Fair Value Accounting (Details 3) (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Assets Measured on a Nonrecurring Basis
Foreclosed and repossessed assets, net	$ 692	$ 776	$ 902
Impaired loans with allocated allowances	2,170	2,412	2,349
Total	2,862	3,188	3,251
Quoted Prices in Active Markets for Identical Instruments (Level 1)
Assets Measured on a Nonrecurring Basis
Foreclosed and repossessed assets, net	0	0	0
Impaired loans with allocated allowances	0	0	0
Total	0	0	0
Significant Other Observable Inputs (Level 2)
Assets Measured on a Nonrecurring Basis
Foreclosed and repossessed assets, net	0	0	0
Impaired loans with allocated allowances	0	0	0
Total	0	0	0
Significant Unobservable Inputs (Level 3)
Assets Measured on a Nonrecurring Basis
Foreclosed and repossessed assets, net	692	776	902
Impaired loans with allocated allowances	0	2,412	2,349
Total	$ 692	$ 3,188	$ 3,251